SCHEDULE OF DERIVATIVE FINANCIAL INSTRUMENTS (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)
Interest Rate Swap [Member]
Offsetting Assets [Line Items]
Foreign exchange option		$ 2,917		$ 3,417
Foreign Exchange Option [Member]
Offsetting Assets [Line Items]
Foreign exchange option	$ 500		$ 200